Annual Fund Operating Expenses - Class R Shares	May 28, 2026
Potomac Managed Volatility Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.19%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	1.25%	[1]
Acquired Fund Fees and Expenses	0.22%
Expenses (as a percentage of Assets)	2.66%
Potomac Tactical Rotation Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.16%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	1.25%	[2]
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	2.58%
Potomac Tactical Opportunities Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.21%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	1.26%	[3]
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	2.74%
Potomac Defensive Bull Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	1.21%	[4]
Acquired Fund Fees and Expenses	0.25%
Expenses (as a percentage of Assets)	2.39%
Potomac Tactically Passive Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.50%
Other Expenses (as a percentage of Assets):	1.50%	[5]
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	2.81%

[1]	The Fund's Class R shares are newly offered. “Other Expenses” shown for the Class R Shares are based on anticipated fees and expenses for the first full fiscal year.
[2]	The Fund's Class R shares are newly offered. “Other Expenses” shown for the Class R Shares are based on anticipated fees and expenses for the first full fiscal year.
[3]	The Fund's Class R shares are newly offered. “Other Expenses” shown for the Class R Shares are based on anticipated fees and expenses for the first full fiscal year.
[4]	The Fund's Class R shares are newly offered. “Other Expenses” shown for the Class R Shares are based on anticipated fees and expenses for the first full fiscal year.
[5]	The Fund's Class R shares are newly offered. “Other Expenses” shown for the Class R Shares are based on anticipated fees and expenses for the first full fiscal year.